Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of March 31, 2026 are payable as follows:

Lease Commitment
Within 1 year	$48
Total	$48